Annual Total Returns - Fidelity® Massachusetts AMT Tax-Free Money Market Fund [BarChart] - 01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional PRO-08 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Institutional Class AMT
Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	0.03%
Annual Return 2012	0.02%
Annual Return 2013	0.02%
Annual Return 2014	0.04%
Annual Return 2015	0.06%
Annual Return 2016	0.31%
Annual Return 2017	0.66%
Annual Return 2018	1.23%
Annual Return 2019	1.31%
Annual Return 2020	0.43%